GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details Narrative) - USD ($)					1 Months Ended			6 Months Ended		12 Months Ended
	Jan. 02, 2024	Oct. 31, 2023	Oct. 04, 2023	Apr. 20, 2023	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022	Apr. 02, 2024	Mar. 22, 2024	Feb. 16, 2024	Feb. 01, 2024	Jan. 12, 2024	Dec. 29, 2023	Dec. 18, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash		$ 1,561,924			$ 220,647			$ 220,647		$ 1,561,924	$ 73,648
Working capital		156,045			1,213,963			1,213,963		156,045
Proceeds from Convertible Debt								550,000		2,000,000
Accumulated deficit		10,446,882			16,194,865			16,194,865		10,446,882	3,902,456
Proceeds from public offering		4,940,000		$ 4,940,000					$ 6,000,000	6,000,000
October 2023 SPA [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue discount rate			7.00%
Two Tranches [Member] | October 2023 SPA [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, issued, principal			$ 3,500,000
First Tranche [Member] | October 2023 SPA [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, issued, principal			1,900,000
Three Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		440,000								440,000
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Issuance of Unsecured Debt						$ 125,000
Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Issuance of Unsecured Debt						$ 184,500
Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Non-interest-bearing note payable		$ 1,032,512								$ 1,032,512
Convertible Notes Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Convertible Debt							$ 2,371,500
Principal amount																$ 125,000	$ 125,000	$ 125,000
Convertible Notes Payable [Member] | October 2023 SPA [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Convertible Debt	$ 550,000		2,000,000.0
Principal amount			$ 3,500,000
Convertible Notes Payable [Member] | First Tranche [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount												$ 750,000	$ 125,000	$ 125,000	$ 625,000
Convertible Notes Payable [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Convertible Debt					$ 720,000